Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2023
Intangible Assets [Abstract]
Schedule of Intangible Assets	Intangible assets
	Software	Copyrights	Total
	RMB’000	RMB’000	RMB’000
Cost
At January 1, 2022	455	514,420	514,875
Additions - acquired separately	—	19,852	19,852
At December 31, 2022	455	534,272	534,727
Additions - acquired separately	—	104,717	104,717
At December 31, 2023	455	638,989	639,444
Accumulated amortization
At January 1, 2022	(409)	(22,166)	(22,575)
Charge for the year	(23)	(18,603)	(18,626)
At December 31, 2022	(432)	(40,769)	(41,201)
Charge for the year	(22)	(5,628)	(5,650)
At December 31, 2023	(454)	(46,397)	(46,851)
Accumulated impairment loss
At January 1, 2022	—	—	—
Charge for the year	—	(427,314)	(427,314)
At December 31, 2022	—	(427,314)	(427,314)
Charge for the year	—	—	—
At December 31, 2023	—	(427,314)	(427,314)
Net carrying amount
At December 31, 2023	1	165,278	165,279
At December 31, 2022	23	66,189	66,212